Note 17 - Asset Acquisition (Details Textual) - B&G Foods, Inc [Member] $ in Millions	Nov. 08, 2023 USD ($)
Asset Acquisition, Consideration Transferred	$ 55.2
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	52.5
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	2.7
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Revenue	3.9
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Costs	$ 1.2